Accounts Receivable, Net - Changes in Allowance for Doubtful Debts (Detail) - Trade receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016 [1]	Dec. 31, 2015
Disclosure of financial assets [line items]
At beginning of year	¥ 3,402	[1]	¥ 2,935	¥ 2,478
Impairment losses for doubtful debts	1,962		2,203	2,172
Accounts receivable written off	(1,522)		(1,736)	(1,715)
At end of year	¥ 3,842		¥ 3,402	¥ 2,935	[1]

[1]	restated